Debt securities - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	€ 283,497	€ 243,203	€ 193,716
Debt securities
Disclosure of financial assets [line items]
Financial assets	283,497	243,203	193,716
Financial instruments purchased credit impaired | Fixed Income Assets
Disclosure of financial assets [line items]
Financial assets	44
Gross carrying amount | Debt securities
Disclosure of financial assets [line items]
Financial assets	283,846	243,489	193,942
Gross carrying amount | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	196,514	176,697	148,384
Gross carrying amount | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	597	203	75
Gross carrying amount | Financial instruments credit-impaired | Debt securities
Disclosure of financial assets [line items]
Financial assets	701	461	404
Gross carrying amount | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	701	461	404
Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(349)	(286)	(226)
Accumulated impairment | Debt securities
Disclosure of financial assets [line items]
Financial assets	(349)	(286)	(226)	€ (215)
Accumulated impairment | Financial instruments not credit-impaired | Stage 1 | Debt securities
Disclosure of financial assets [line items]
Financial assets	(39)	(30)	(25)
Accumulated impairment | Financial instruments not credit-impaired | Stage 2 and 3 | Debt securities
Disclosure of financial assets [line items]
Financial assets	(9)	(8)	(2)
Accumulated impairment | Financial instruments credit-impaired | Stage 2 and 3 | Debt securities
Disclosure of financial assets [line items]
Financial assets	€ (301)	€ (248)	€ (199)